PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 2,912,227	R$ 2,531,508
Fair value of plan assets	3,311,739	3,371,586
Net liabilities (assets)	(399,512)	(840,078)
Net liabilities (assets)	522,105	318,629	R$ 76,619
Noncurrent assets	(9,833)	(9,041)
Current liabilities	16,935	10,988
Noncurrent liabilities	515,003	316,682
Post-retirement pension plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,861,651	1,763,866
Fair value of plan assets	2,585,679	2,703,593
Net liabilities (assets)	(724,028)	(939,727)
Net liabilities (assets)	67,148	54,026	46,907
Noncurrent assets	(9,833)	(9,041)
Current liabilities	7,914	6,826
Noncurrent liabilities	69,068	56,242
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,050,576	767,642
Fair value of plan assets	726,060	667,993
Net liabilities (assets)	324,516	99,649
Net liabilities (assets)	454,957	264,603	29,712
Current liabilities	9,021	4,162
Noncurrent liabilities	445,935	260,440
Asset Limitation
Reconciliation of assets and liabilities:
Net liabilities (assets)	921,617	1,158,707	877,393
Asset Limitation | Post-retirement pension plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	791,177	993,754	721,123
Asset Limitation | Post-retirement health plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	R$ 130,440	R$ 164,953	R$ 156,270